Acquisitions (Tables) (FaceBank Group, Inc. Pre-Merger) (10-K)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Assets Acquired and Liabilities Assumed

Any necessary adjustments will be finalized within one year from the date of acquisition (in thousands).

Fair Value

Assets acquired:
Cash and cash equivalents	$8,040
Accounts receivable	5,831
Prepaid expenses and other current assets	976
Property & equipment	2,042
Restricted cash	1,333
Other noncurrent assets	397
Operating leases - right-of-use assets	5,395
Intangible assets	243,612
Goodwill	562,908

Total assets acquired	$830,534

Liabilities assumed
Accounts payable	$51,687
Accounts payable – due to related parties	14,811
Accrued expenses and other current liabilities	50,249
Accrued expenses and other current liabilities – due to related parties	34,109
Long term borrowings - current portion	5,625
Operating lease liabilities	5,395
Deferred revenue	8,809
Long-term debt, net of issuance costs	18,125
Deferred tax liabilities	65,613

Total liabilities assumed	$254,423

Net assets acquired	$576,111

Schedule of Pro Forma Information

The following unaudited pro forma consolidated results of operations assume that the acquisition of fuboTV Pre-Merger was completed as of January 1, 2019 (in thousands, except per share data).

	Six months ended June 30
	2020	2019

Total revenues	102,514	62,680
Net loss attributable to common stockholders	(164,521)	(81,828)
Basic and diluted net loss per share attributable to common stockholders	(1.96)	(0.99)

FaceBank Group, Inc Pre-Merger [Member] | Evolution AI Corporation [Member]
Schedule of Assets Acquired and Liabilities Assumed

The Company allocated the purchase consideration to the fair value of the assets acquired and liabilities assumed as summarized in the table below (in thousands except for share and per share amounts):

Fair Value
Consideration Paid:
Series X Convertible Preferred Stock (1,000,000 shares at a fair value of $211.50 per share)	$211,500
Purchase Price Allocation:
Property and equipment	22
Accounts payable	(2,291)
Accrued expenses	(3,205)
Notes payable (in default)	(3,634)
Warrant liability	(4,437)
Due to related parties and affiliates	(295)
Net liabilities assumed	(13,840)
Excess allocated to
Human animation technologies	123,436
Trademark and trade names	7,746
Animation and visual effects technologies	6,016
Digital asset library	6,255
Intangible assets	143,453
Deferred tax liability	(36,944)
Non- controlling interest	(29,224)
Goodwill	148,055
Total Purchase Price	$211,500

Schedule of Pro Forma Information

The following unaudited pro forma financial information presents combined results of operations as if the acquisition of Evolution AI Corporation and Pulse Evolution Corporation had occurred on January 1, 2018:

Year Ended December 31, 2018

Operating Revenues	$294
Net (Loss) Income	$(15,142)
Proforma EPS* - basic	$(0.78)
Proforma EPS* - dilutive	$(0.78)

*assumes Series X Preferred stock is converted into common stock

FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary allocation of the purchase price to the assets acquired and liabilities assumed for the Facebank AG acquisition (in thousands):

Cash	$329
Accounts receivable	3,709
Property and equipment	16
Investments	5,671
Financial assets as fair value	2,275
Intangible assets – customer relationships	2,241
Intangible assets – intellectual property	1,215
Intangible assets – trade names and trademarks	843
Goodwill	28,541
Accounts payable	(64)
Accrued expenses	(802)
Deferred taxes	(1,161)
Long-term borrowings	(22,863)
Stock purchase price	$19,950

FaceBank Group, Inc Pre-Merger [Member] | Nexway AG [Member]
Schedule of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary allocation of the purchase price to the assets acquired, liabilities assumed and noncontrolling interest for the Nexway AG Acquisition (in thousands):

Cash	$4,152
Accounts receivable	12,900
Prepaid expenses	1,169
Inventory	61
Property and equipment	213
Intangible assets – customer relationships	2,241
Intangible assets – intellectual property	1,215
Intangible assets – trade names and trademarks	843
Goodwill	45,900
Right-of-use assets	3,594
Accounts payable	(28,381)
Accrued expenses	(16,747)
Current portion of lease liability	(756)
Deferred income taxes	(450)
Other long-term liabilities	(193)
Lease liability	(2,838)
Long-term borrowings	(24,609)
Noncontrolling interests	(3,582)
Consideration transferred	$(5,268)

Schedule of Pro Forma Information

The following unaudited pro forma financial information for the year ended December 31, 2019 and 2018 presents combined results of operations as if the Nexway AG Acquisition had occurred on January 1, 2018 (in thousands):

	Year Ended December 31,
	2019	2018

Operating Revenues	$14,928	$25,289
Net (Loss) Income	$(44,088)	$(9,763)
Proforma EPS – basic and diluted	$(1.98)	$(2.18)